SHAREHOLDERS' EQUITY (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Mm Can Usa Class B Redeemable Units [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares	95,212,601
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redeemable Shares	(4,138,883)
Shares Issued for Vested Restricted Stock Units
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grants for Compensation
Ending balance, shares	91,073,718	95,212,601
Mm Can Usa Class B Redeemable Units [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares	95,212,601	236,123,851	319,193,215
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redeemable Shares		(175,140,972)	(83,119,182)
Shares Issued for Vested Restricted Stock Units
Shares Issued for Exercise of Warrants		34,229,722
Shares Issued for Conversion of Debt
Stock Grants for Compensation			49,818
Ending balance, shares		95,212,601	236,123,851
Cancellation of Super Voting Shares
At-the-Market Equity Financing Program, Net
Shares Issued to Settle Contingent Consideration
Asset Acquisitions
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Shares Issued for Business Acquisition
Mm Enterprises Usa Common Units [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares	725,016
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redeemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grants for Compensation
Ending balance, shares	725,016	725,016
Mm Enterprises Usa Common Units [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares	725,016	725,016	725,016
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redeemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grants for Compensation
Ending balance, shares		725,016	725,016
Cancellation of Super Voting Shares
At-the-Market Equity Financing Program, Net
Shares Issued to Settle Contingent Consideration
Asset Acquisitions
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Shares Issued for Business Acquisition
Subordinate Voting Stock [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares	726,866,374
Shares Issued for Cash	406,249,973
Shares Issued to Settle Debt and Accrued Interest	20,833,333
Shares Issued to Settle Accounts Payable and Liabilities	4,280,848
Redemption of MedMen Corp Redeemable Shares	4,138,883
Shares Issued for Vested Restricted Stock Units	10,757,840
Shares Issued for Exercise of Warrants	8,807,605
Shares Issued for Conversion of Debt	16,014,665
Stock Grants for Compensation	2,169,771
Ending balance, shares	1,200,119,292	726,866,374
Subordinate Voting Stock [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares	726,866,374	403,907,218	173,010,922
Shares Issued for Cash		89,050,000	61,596,792
Shares Issued to Settle Debt and Accrued Interest		4,305,148	6,801,790
Shares Issued to Settle Accounts Payable and Liabilities		17,872,181	24,116,461
Redemption of MedMen Corp Redeemable Shares		175,140,972	83,119,182
Shares Issued for Vested Restricted Stock Units		11,658,293	329,548
Shares Issued for Exercise of Warrants		8,807,605
Shares Issued for Conversion of Debt		16,014,663
Stock Grants for Compensation		110,294	4,675,017
Ending balance, shares		726,866,374	403,907,218
Cancellation of Super Voting Shares
At-the-Market Equity Financing Program, Net			9,789,300
Shares Issued to Settle Contingent Consideration			13,737,444
Asset Acquisitions			7,373,034
Shares Issued for Other Assets			13,479,589
Shares Issued for Acquisition Costs			765,876
Shares Issued for Business Acquisition			5,112,263
Super Voting Shares [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redeemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grants for Compensation
Ending balance, shares
Super Voting Shares [Member] | Medmen Enterprises Inc. [Member]
Class of Warrant or Right [Line Items]
Beginning balance, shares		815,295	1,630,590
Shares Issued for Cash
Shares Issued to Settle Debt and Accrued Interest
Shares Issued to Settle Accounts Payable and Liabilities
Redemption of MedMen Corp Redeemable Shares
Shares Issued for Vested Restricted Stock Units
Shares Issued for Exercise of Warrants
Shares Issued for Conversion of Debt
Stock Grants for Compensation
Ending balance, shares			815,295
Cancellation of Super Voting Shares		(815,295)	(815,295)
At-the-Market Equity Financing Program, Net
Shares Issued to Settle Contingent Consideration
Asset Acquisitions
Shares Issued for Other Assets
Shares Issued for Acquisition Costs
Shares Issued for Business Acquisition